Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and due from banks	$ 119,412	$ 133,511
Money market instruments	30,047	104,188
Cash and cash equivalents	149,459	237,699
Investment securities:
Securities available-for-sale, at fair value (amortized cost of $1,436,714 and $1,299,980 at December 31, 2015 and 2014, respectively)	1,436,266	1,301,915
Securities held-to-maturity, at amortized cost (fair value of $151,428 and $143,490 at December 31, 2015 and 2014, respectively)	149,302	140,562
Other investment securities	58,311	58,311
Total investment securities	1,643,879	1,500,788
Total loans	5,068,085	4,829,682
Allowance for loan losses	(56,494)	(54,352)
Net loans	5,011,591	4,775,330
Other assets:
Bank owned life insurance	181,684	171,928
Prepaid Expense, Current	80,635	75,190
Goodwill	72,334	72,334
Premises and equipment, net	59,493	55,479
Amortization Method Qualified Affordable Housing Project Investments	51,247	48,911
Accrued interest receivable	18,675	17,677
Other Real Estate, Foreclosed Assets, and Repossessed Assets	18,651	22,605
Mortgage loan servicing rights	9,008	8,613
Other	14,698	14,645
Total other assets	506,425	487,382
Total assets	7,311,354	7,001,199
Deposits:
Non-interest bearing	1,404,032	1,269,296
Interest bearing	3,943,610	3,858,704
Total deposits	5,347,642	5,128,000
Short-term borrowings	394,242	276,980
Long-term debt	738,105	786,602
Subordinated notes	45,000	45,000
Total borrowings	1,177,347	1,108,582
Other liabilities:
Accrued interest payable	2,338	2,551
Qualified Affordable Housing Project Investments, Commitment	20,311	16,629
Other	50,361	48,896
Total other liabilities	73,010	68,076
Total liabilities	$ 6,597,999	$ 6,304,658
Commitments and Contingencies
Shareholders’ equity:
Preferred Stock, Value, Issued	$ 0	$ 0
Common shares, no par value (20,000,000 shares authorized; 16,150,854 and 16,150,888 shares issued at December 31, 2015 and 2014, respectively)	303,966	303,104
Accumulated other comprehensive loss, net	(15,643)	(13,608)
Retained earnings	507,505	484,484
Less: Treasury shares (820,039 and 758,489 shares at December 31, 2015 and 2014, respectively)	(82,473)	(77,439)
Total shareholders’ equity	713,355	696,541
Total liabilities and shareholders’ equity	$ 7,311,354	$ 7,001,199